SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SHARE-BASED COMPENSATION
Total share-based compensation expense	$ 4,399,729	$ 5,667,846	$ 5,999,427
Share Options
SHARE-BASED COMPENSATION
Total share-based compensation expense	1,784,501	2,756,308	2,163,693
Additional disclosures
Unrecognized compensation cost	3,872,942
Weighted-average period for recognition	1 year 11 months 9 days
Share Options
Term of award	5 years
Vesting of awards per year (percent) on the anniversary of the grant date	33.33%
Number of Options
Options outstanding at the beginning of the period (in shares)	129,085,735
Granted (in shares)	36,897,900	53,599,950	51,785,550
Exercised (in shares)	(14,548,400)
Forfeited (in shares)	(22,425,123)
Options outstanding at the end of the period (in shares)	129,010,112	129,085,735
Options vested or expected to vest at the end of the period (in shares)	112,923,444
Options exercisable at the end of the period (in shares)	48,642,143
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.19
Granted (in dollars per share)	$ 0.23
Exercised (in dollars per share)	$ 0.10
Forfeited (in dollars per share)	$ 0.23
Options outstanding at the end of the period (in dollars per share)	$ 0.20	$ 0.19
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.21
Options exercisable at the end of the period (in dollars per share)	$ 0.28
Weighted Average Remaining Contractual Term
Options outstanding at the end of the period	3 years 1 month 17 days	3 years 6 months 29 days
Options vested or expected to vest at the end of the period	3 years
Options exercisable at the end of the period	2 years 1 month 10 days
Aggregate Intrinsic Value
Options outstanding at the end of the period	6,446,660
Options vested or expected to vest at the end of the period	6,023,138
Options exercisable at the end of the period	2,541,018
Total intrinsic value of options exercised	2,688,889	1,041,126	0
Weighted average assumptions used to calculate weighted-average grant date fair value of options granted
Weighted-average grant date fair value of options granted (in dollars per share)	$ 0.11	$ 0.09	$ 0.02
Risk free rate of return (as a percent)	0.80%	0.39%	0.32%
Expected term	3 years 6 months	3 years 6 months	3 years 6 months
Volatility ratio (as a percent)	79.26%	74.51%	74.78%
Restricted shares
SHARE-BASED COMPENSATION
Total share-based compensation expense	2,615,228	2,911,538	3,835,734
Number of shares
Non-vested at the beginning of the period (in shares)	38,183,882
Granted (in shares)	13,030,950
Vested (in shares)	(10,533,125)
Forfeited (in shares)	(7,174,483)
Nonvested at end of the period (in shares)	33,507,224	38,183,882
Weighted average grant date fair value
Non-vested at the beginning of the period (in dollars per share)	$ 0.19
Granted (in dollars per share)	$ 0.21
Vested (in dollars per share)	$ 0.27
Forfeited (in dollars per share)	$ 0.25
Nonvested at end of the period (in dollars per share)	$ 0.16	$ 0.19
Additional disclosures
Unrecognized compensation cost	5,479,005
Weighted-average period for recognition	3 years 4 days
Total fair value of shares vested	$ 2,531,384	$ 1,266,440	$ 1,449,353